Subsequent Events (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed - USD ($) $ in Thousands	Jul. 04, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of preliminary fair values of assets acquired and liabilities assumed [Abstract]
Customer relations	$ 3,228
Technologies	792
Goodwill	6,311	$ 5,387	$ 5,387
Property and equipment, net	2
Deferred tax liabilities	(825)	$ (673)	$ (793)
Net assets acquired	$ 9,508